Investments and Other Financial Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments And Other Financial Assets [Line items]
Other financial assets to collateral requirements	$ 21.4
Loans granted to other companies	38.4	$ 18.2	$ 65.1
Capital increase through conversion of part of the existing loan	0.7	19.0	40.0
Seabed Geosolutions BV [Member]
Investments And Other Financial Assets [Line items]
Loans granted to other companies			38.0
Capital increase through conversion of part of the existing loan		19.0	40.0
Portion of loan repaid		19.0
Global Seismic Shipping AS [Member]
Investments And Other Financial Assets [Line items]
Loans granted to other companies	15.6
PTSC CGGV Geophysical Survey Limited [Member]
Investments And Other Financial Assets [Line items]
Loans granted to other companies	13.7	13.0	24.0
Geokinetics Inc [Member]
Investments And Other Financial Assets [Line items]
Depreciation of financial stake	$ 4.3	$ 3.0	$ 40.0
Percentage of remaining financial stake sold	16.00%
Tronic's Microsystems SA [Member]
Investments And Other Financial Assets [Line items]
Percentage of remaining financial stake sold		9.17%	9.17%	15.43%